Fair values of financial assets and liabilities - Schedule of Significant Unobservable Inputs Used in Fair Value Measurement (Details) £ in Millions	Jun. 30, 2026 GBP (£)	Dec. 31, 2025 GBP (£)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	£ 1,761	£ 2,279
Financial assets at fair value through other comprehensive income	40,365	36,257
Total financial assets carried at fair value	45,214	41,796
Financial liabilities at fair value through profit or loss	4,238	4,243
Derivative financial instruments	4,392	4,286
Total financial liabilities carried at fair value	8,630	8,529
Recurring fair value measurement
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	249
Total financial assets carried at fair value	298	337
Derivative financial instruments	107	118
Total financial liabilities carried at fair value	124	135
Recurring fair value measurement | Credit spreads | Discounted cash flows | Securitisation notes and other
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	17	17
Recurring fair value measurement | HPI growth | Market values - property valuation | Shared appreciation rights
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Derivative financial instruments	101	111
Recurring fair value measurement | Price
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	12
Recurring fair value measurement | Interest rate ATM volatility | Option pricing model | Interest rate derivatives
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Derivative financial instruments	£ 6	£ 7
Recurring fair value measurement | Minimum | Credit spreads | Discounted cash flows | Financial liabilities at fair value through profit or loss | Securitisation notes and other
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input reasonable assumption, liabilities	0.0349	0.0349
Recurring fair value measurement | Minimum | HPI growth | Market values - property valuation | Derivative financial liabilities | Shared appreciation rights
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input reasonable assumption, liabilities	0.03	0.03
Recurring fair value measurement | Minimum | Interest rate ATM volatility | Option pricing model | Derivative financial liabilities | Interest rate derivatives
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input reasonable assumption, liabilities	0.0056	0.0038
Recurring fair value measurement | Maximum | Credit spreads | Discounted cash flows | Financial liabilities at fair value through profit or loss | Securitisation notes and other
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input reasonable assumption, liabilities	0.0349	0.0349
Recurring fair value measurement | Maximum | HPI growth | Market values - property valuation | Derivative financial liabilities | Shared appreciation rights
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input reasonable assumption, liabilities	0.04	0.04
Recurring fair value measurement | Maximum | Interest rate ATM volatility | Option pricing model | Derivative financial liabilities | Interest rate derivatives
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input reasonable assumption, liabilities	0.0093	0.0082
Loans and advances to customers | Recurring fair value measurement
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	£ 237	£ 282
Loans and advances to customers | Recurring fair value measurement | Credit spreads | Discounted cash flows
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	114	147
Loans and advances to customers | Recurring fair value measurement | HPI growth | Market values - property valuation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	123	135
Debt securities | Recurring fair value measurement | Credit spreads | Discounted cash flows
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	49	50
Debt securities | Recurring fair value measurement | Price | Discounted cash flows
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	7
Equity shares | Recurring fair value measurement | Price | Net asset value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	£ 5	£ 5
Financial assets at fair value through profit or loss | Loans and advances to customers | Recurring fair value measurement | Minimum | Credit spreads | Discounted cash flows
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.0138	0.0138
Financial assets at fair value through profit or loss | Loans and advances to customers | Recurring fair value measurement | Minimum | HPI growth | Market values - property valuation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.03	0.03
Financial assets at fair value through profit or loss | Loans and advances to customers | Recurring fair value measurement | Maximum | Credit spreads | Discounted cash flows
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.0349	0.0349
Financial assets at fair value through profit or loss | Loans and advances to customers | Recurring fair value measurement | Maximum | HPI growth | Market values - property valuation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.04	0.04
Financial assets at fair value through profit or loss | Debt securities | Recurring fair value measurement | Minimum | Price | Discounted cash flows
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.12
Financial assets at fair value through profit or loss | Debt securities | Recurring fair value measurement | Maximum | Price | Discounted cash flows
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.86
Financial assets at fair value through other comprehensive income | Debt securities | Recurring fair value measurement | Minimum | Credit spreads | Discounted cash flows
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.0287	0.0287
Financial assets at fair value through other comprehensive income | Debt securities | Recurring fair value measurement | Maximum | Credit spreads | Discounted cash flows
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.0308	0.0308